Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

February 21, 2013

VIA EDGAR

Re:	ClearBridge American Energy MLP Fund Inc.

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Dear Sir or Madam:

On behalf of ClearBridge American Energy MLP Fund Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Notification of Registration on Form N-8A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended. Please note the Fund’s Registration Statement on Form N-2 is substantially similar to ClearBridge Energy MLP Fund Inc.’s Registration Statement on Form N-2 (333-166021 and 811-22405), ClearBridge Energy MLP Opportunity Fund Inc.’s Registration Statement on Form N-2 (333-173338 and 811-22546), and ClearBridge Energy MLP Total Return Fund Inc.’s Registration Statement on Form N-2 (333-22693 and 811-180738).

Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan of this firm at 212-455-3575 or Rafael Vasquez of this firm at 212-455-3566.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP

Enclosures

cc: George Hoyt